LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) loans entity d	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 0	$ 0	$ 2,877,000
Adjusted Interest Rates	0	0	5,284,000
Combined Rate And Maturity	0	0	516,000
Forebearance Agreements	7,328,000	4,759,000	20,320,000
Other	12,101,000	12,443,000	2,473,000
Total	$ 19,429,000	$ 17,202,000	$ 31,470,000
Number of Restructured Loans | loans	150	155	157
Restructured loans, Number of Loans | loans	35	45	63
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 27,776,000	$ 17,323,000	$ 31,884,000
Restructured loans, Period End Balance	$ 19,429,000	$ 17,202,000	$ 31,470,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	1	3
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 55,000	$ 7,000,000
Total restructured loans	27,600,000	21,800,000	$ 30,000,000
Restructured Loans, Accrual Status	11,600,000	7,100,000	11,400,000
Restructured Loans, Nonaccrual Status	16,000,000	14,700,000	$ 18,500,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	200,000	300,000		$ 2,500,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	6,300,000	8,800,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 5,000,000	5,000,000
Restructured loans performance threshold (days) | d	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 16,500,000	320,200,000
Payment Deferral [Member] | Interest only payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	291,500,000
Payment Deferral [Member] | Full principal and Interest payments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	28,700,000
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans			8
Restructured loans, Restructured loans, Pre-Modification Loan Balance		14,984,000	$ 25,009,000
Restructured loans, Period End Balance		$ 14,984,000	$ 25,071,000
Financing Receivable, Modifications, Number of Contracts | loans	7	8
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 9,311,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 8,039,000
Commercial & industrial | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Number of Contracts | entity	2
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity	90
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 312,500,000
Construction real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 0	$ 0
Restructured loans, Period End Balance		$ 0	$ 0
Financing Receivable, Modifications, Number of Contracts | loans	0
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 0
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		0	9
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 0	$ 3,024,000
Restructured loans, Period End Balance		$ 0	$ 2,932,000
Financing Receivable, Modifications, Number of Contracts | loans	8
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 16,850,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 9,807,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		24	30
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 1,953,000	$ 3,415,000
Restructured loans, Period End Balance		$ 1,847,000	$ 3,062,000
Financing Receivable, Modifications, Number of Contracts | loans	17
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 1,585,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 1,553,000
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		11	14
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 351,000	$ 395,000
Restructured loans, Period End Balance		$ 349,000	$ 366,000
Financing Receivable, Modifications, Number of Contracts | loans	2
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 30,000
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 30,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans		2	2
Restructured loans, Restructured loans, Pre-Modification Loan Balance		$ 35,000	$ 41,000
Restructured loans, Period End Balance		$ 22,000	$ 39,000
Financing Receivable, Modifications, Number of Contracts | loans	1
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 0
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 0
Installment | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Number of Contracts | entity	53
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 7,700,000
Hotel [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 186,200,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent	58.20%
Franchise [Member] | Payment Deferral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Amount	$ 44,300,000
Financing Receivable, Non-Troubled Debt Restructuring Modifications, Percent	13.80%